Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accrued Expenses and Other Current Liabilities
Accrued advertising expense		¥ 193,785	¥ 186,766
Accrued shipping and handling expenses		1,032,123	573,846
Accrued payroll		425,102	327,111
Social benefit provision		60,911	27,407
Deposits from delivery service providers		93,629	75,547
Other tax payable		38,264	106,758
Income tax payable		216,770	102,390
VAT tax payable		289,633	345,751
Accrued rental expenses		58,276	38,829
Accrued administrative expenses		52,672	32,406
Amounts received on behalf of third-party merchants		388,388	446,876
Payables for repurchase of ordinary shares	$ 30,028	194,514
Interest payable		17,385	17,398
Others		43,170	59,671
Total	$ 479,271	¥ 3,104,622	¥ 2,340,756